As filed with the Securities and Exchange Commission on May 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

Brown Advisory Growth Equity Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.1%
Consumer Discretionary - 5.7%
202,462	Coach, Inc.	$10,536,123
322,951	Urban Outfitters, Inc. *	9,633,628
		20,169,751
Consumer Staples - 5.2%
139,771	Costco Wholesale Corp.	10,248,010
144,114	Mead Johnson Nutrition Co.	8,348,524
		18,596,534
Energy - 10.5%
243,866	Canadian Natural Resources, Ltd.	12,054,296
130,703	FMC Technologies, Inc. *	12,348,819
138,101	Schlumberger, Ltd.	12,879,300
		37,282,415
Financials - 5.0%
277,371	Bank of New York Mellon Corp.	8,285,071
529,852	Charles Schwab Corp.	9,553,232
		17,838,303
Health Care - 15.5%
230,025	Covance, Inc. *	12,586,968
122,613	DaVita, Inc. *	10,484,638
171,677	Express Scripts, Inc. *	9,546,958
123,854	IDEXX Laboratories, Inc. *	9,564,006
38,111	Intuitive Surgical, Inc. *	12,708,494
		54,891,064
Industrials - 16.3%
501,716	ABB, Ltd.	12,136,510
184,397	Danaher Corp.	9,570,204
189,098	Fluor Corp.	13,928,959
136,120	Roper Industries, Inc.	11,768,935
117,983	Stericycle, Inc. *	10,461,553
		57,866,161
Information Technology - 37.9%
214,561	Accenture PLC - Class A	11,794,417
184,922	Amphenol Corp. - Class A	10,057,907
162,060	ANSYS, Inc. *	8,782,031
48,134	Apple, Inc. *	16,772,292
133,948	Citrix Systems, Inc. *	9,839,821
133,400	Cognizant Technology Solutions Corp. - Class A *	10,858,760
459,023	Genpact Limited *	6,646,653
24,031	Google, Inc. - Class A *	14,087,213
45,079	Mastercard, Inc. - Class A	11,347,286
182,082	NetApp, Inc. *	8,772,711
247,016	QUALCOMM, Inc.	13,543,887
47,585	Salesforce.com, Inc. *	6,356,404
117,983	Trimble Navigation, Ltd. *	5,962,861
		134,822,243
Total Common Stocks (Cost $284,847,119)		341,466,471

Short-Term Investments - 5.0%

Money Market Funds - 5.0%
17,784,482	Invesco Liquid Assets Portfolio, 0.16% #	17,784,482
Total Short-Term Investments (Cost $17,784,482)		17,784,482

Total Investments - 101.1% (Cost $302,631,601)		359,250,953
Liabilities in Excess of Other Assets - (1.1)%		(4,045,420)
NET ASSETS - 100.0%		$355,205,533

	* Non-Income Producing
	# Seven-day yield as of March 31, 2011.

	The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows+:

	Cost of investments	$303,587,090
	Gross unrealized appreciation	58,807,410
	Gross unrealized depreciation	(3,143,547)
	Net unrealized appreciation	$55,663,863

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

                                                        Summary of Fair Value Disclosure at March 31, 2011 (Unaudited)

The Brown Advisory Growth Equity Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1— Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2— Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2011.

	Level 1	Level 2		Level 3
Common Stock	$341,466,471	$	---	$	---

Short-Term Investments	$17,784,482	$	---	$	---

Total Investments	$359,250,953	$	---	$	---

Brown Advisory Flexible Value Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 94.9%
Consumer Discretionary - 15.6%
17,900	Aaron's, Inc.	$453,944
15,340	Carmax, Inc. *	492,414
13,196	General Motors Co. *	409,472
24,590	Lowe's Cos., Inc.	649,913
7,715	Scripps Networks Interactive, Inc. - Class A	386,444
7,800	Time Warner Cable, Inc.	556,452
11,431	TJX Cos., Inc.	568,464
18,105	Walt Disney Co.	780,145
		4,297,248
Consumer Staples - 7.9%
6,865	Costco Wholesale Corp.	503,341
20,810	Kraft Foods, Inc. - Class A	652,602
9,180	Pepsico, Inc.	591,284
8,250	Wal-Mart Stores, Inc.	429,413
		2,176,640
Energy - 15.3%
6,800	Diamond Offshore Drilling, Inc.	528,360
6,755	Exxon Mobil Corp.	568,298
22,684	Kinder Morgan, Inc. *	672,354
9,530	Magellan Midstream Partners, LP	570,466
6,830	Occidental Petroleum Corp.	713,666
11,800	Southwestern Energy Co. *	507,046
10,700	Total S.A. ADR	652,379
		4,212,569
Financials - 15.9%
12,670	American Express Co.	572,684
8,789	Artio Global Investors, Inc.	142,030
42,205	Bank of America Corp.	562,593
12,126	Berkshire Hathaway, Inc. - Class B *	1,014,097
5,250	Franklin Resources, Inc.	656,670
3,445	Goldman Sachs Group, Inc.	545,929
27,320	Wells Fargo Co.	866,044
		4,360,047
Health Care - 12.2%
9,620	Express Scripts, Inc. *	534,968
815	Intuitive Surgical, Inc. *	271,770
7,395	Johnson & Johnson	438,154
8,600	Medtronic, Inc.	338,410
17,325	Merck & Co., Inc.	571,897
25,650	Pfizer, Inc.	520,952
9,555	Wellpoint, Inc.	666,844
		3,342,995
Industrials - 5.9%
12,570	Canadian National Railway Co.	946,144
8,135	United Technologies Corp.	688,628
		1,634,772
Information Technology - 16.5%
1,893	Google, Inc. - Class A *	1,109,696

2,525	International Business Machines Corp.	411,752
4,299	Lender Processing Services, Inc.	138,385
6,130	Mastercard, Inc. - Class A	1,543,044
25,070	Microsoft Corp.	635,775
12,470	QUALCOMM, Inc.	683,730
		4,522,382
Materials - 1.4%
4,469	Sherwin-Williams Co.	375,351
Telecommunication Services - 4.2%
7,655	Crown Castle International Corp. *	325,720
4,400	Millicom International Cellular SA	423,148
10,440	SBA Communications Corp. - Class A *	414,259
		1,163,127
Total Common Stocks (Cost $21,115,577)		26,085,131

Warrants - 0.5%
12,000	Wells Fargo Co. *	135,600
Total Warrants (Cost $92,400)		135,600

Short-Term Investments - 4.2%
Money Market Funds - 4.2%
1,143,957	Invesco Liquid Assets Portfolio, 0.16% #	1,143,957
Total Short-Term Investments (Cost $1,143,957)		1,143,957

Total Investments - 99.6% (Cost $22,351,934)		27,364,688
Other Assets in Excess of Liabilities - 0.4%		117,853
NET ASSETS - 100.0%		$27,482,541

*	Non-Income Producing
ADR	American Depository Receipt
#	Seven-day yield as of March 31, 2011.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows+:

Cost of investments		$22,335,820
Gross unrealized appreciation		5,196,671
Gross unrealized depreciation		(167,803)
Net unrealized appreciation		$5,028,868

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

                                                                       Summary of Fair Value Disclosure at March 31, 2011 (Unaudited)

The Brown Advisory Flexible Value Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1— Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2— Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
●Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2011.

	Level 1	Level 2		Level 3
Common Stock	$26,085,131	$	---	$	---

Warrants	$135,600	$	---	$	---

Short-Term Investments	$1,143,957	$	---	$	---

Total Investments	$27,364,688	$	---	$	---

Brown Advisory Value Equity Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.7%
Consumer Discretionary - 7.5%
223,225	American Eagle Outfitters, Inc.	$3,547,045
46,160	Kohls Corp.	2,448,326
140,060	Lowe's Cos., Inc.	3,701,786
35,015	V.F. Corp.	3,450,028
		13,147,185
Consumer Staples - 8.1%
85,795	McCormick & Co, Inc.	4,103,575
70,715	Pepsico, Inc.	4,554,753
137,330	Walgreen Co.	5,512,426
		14,170,754
Energy - 13.6%
56,900	Diamond Offshore Drilling, Inc.	4,421,130
39,390	Exxon Mobil Corp.	3,313,881
37,935	Occidental Petroleum Corp.	3,963,828
131,310	Southwestern Energy Co. *	5,642,391
105,045	Total S.A. ADR	6,404,593
		23,745,823
Financials - 17.7%
81,700	Ace, Ltd.	5,285,991
86,080	American Express Co.	3,890,816
189,665	Bank of New York Mellon Corp.	5,665,293
84,620	Chubb Corp.	5,188,052
77,410	Loews Corp.	3,335,597
68,570	Northern Trust Corp.	3,479,928
66,245	The PNC Financial Services Group, Inc.	4,172,773
		31,018,450
Health Care - 14.4%
81,700	Becton, Dickinson & Co.	6,504,953
164,865	Medtronic, Inc.	6,487,438
210,090	Merck & Co., Inc.	6,935,071
97,785	Novartis AG	5,314,615
		25,242,077
Industrials - 8.3%
52,525	3M Co.	4,911,088
8,024	Huntington Ingalls Industries, Inc. *	333,003
78,785	Illinois Tool Works, Inc.	4,232,329
48,145	Northrop Grumman Corp.	3,019,173
35,015	Snap-on, Inc.	2,103,001
		14,598,594
Information Technology - 20.2%
78,785	Accenture PLC - Class A	4,330,811
188,210	CA, Inc.	4,550,918
255,320	Cisco Systems, Inc. *	4,378,738
282,750	Dell, Inc. *	4,102,703
65,655	Harris Corp.	3,256,488
271,585	Microsoft Corp.	6,887,395
67,325	Oracle Corp.	2,246,635
103,585	QUALCOMM, Inc.	5,679,567
		35,433,255

Materials - 5.9%
55,920		Air Products & Chemicals, Inc.	5,042,866
97,750		EI Du Pont de Nemours & Co.	5,373,317
			10,416,183
Total Common Stocks (Cost $139,896,479)			167,772,321

Short-Term Investments - 3.8%
Money Market Funds - 3.8%
6,581,105		Invesco Liquid Assets Portfolio, 0.16% #	6,581,105
Total Short-Term Investments (Cost $6,581,105)			6,581,105

Total Investments - 99.5% (Cost $146,477,584)			174,353,426
Other Assets in Excess of Liabilities - 0.5%			881,228
NET ASSETS - 100.0%			$175,234,654

	*	Non-Income Producing
	ADR	American Depository Receipt
	#	Variable rate security. Rate disclosed is as of March 31, 2011.

	The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows+:

	Cost of investments		$147,694,879
	Gross unrealized appreciation		29,398,448
	Gross unrealized depreciation		(2,739,901)
	Net unrealized appreciation		$26,658,547

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

                                                            Summary of Fair Value Disclosure at March 31, 2011 (Unaudited)

The Brown Advisory Value Equity Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1— Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●  Level 2— Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2011.

	Level 1	Level 2		Level 3
Common Stock	$167,772,321	$	---	$	---

Short-Term Investments	$6,581,105	$	---	$	---

Total Investments	$174,353,426	$	---	$	---

Brown Advisory Small-Cap Growth Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 94.6%
Consumer Discretionary - 15.2%
184,974	Ann, Inc. *	$5,384,594
61,060	Ascent Media Corp. *	2,982,781
44,873	Blue Nile, Inc. *	2,422,693
51,542	Citi Trends, Inc. *	1,148,871
142,315	GameStop Corp. - Class A *	3,204,934
119,500	Harman International Industries, Inc. *	5,594,990
331,655	Knology, Inc. *	4,281,666
93,827	National CineMedia, Inc.	1,751,750
233,202	Orbitz Worldwide, Inc. *	832,531
53,686	Sotheby's	2,823,884
68,703	Vitamin Shoppe, Inc. *	2,324,222
		32,752,916
Energy - 7.9%
16,116	Core Laboratories NV	1,646,572
43,933	Dresser-Rand Group, Inc. *	2,355,687
40,070	Dril-Quip, Inc. *	3,166,732
25,629	Oceaneering International, Inc. *	2,292,514
185,255	World Fuel Services Corp.	7,523,206
		16,984,711
Health Care - 23.8%
171,495	Covance, Inc. *	9,384,206
156,550	Dexcom, Inc. *	2,429,656
113,678	Gen-Probe, Inc. *	7,542,535
114,849	Henry Schein, Inc. *	8,058,954
48,625	IDEXX Laboratories, Inc. *	3,754,823
90,306	Masimo Corp.	2,989,129
146,402	Momenta Pharmaceuticals, Inc. *	2,320,472
143,256	Seattle Genetics, Inc. *	2,230,496
70,738	SXC Health Solutions Corp. *	3,876,442
95,084	United Therapeutics Corp. *	6,372,530
86,508	Volcano Corporation *	2,214,605
		51,173,848
Industrials - 20.8%
172,177	Actuant Corp. - Class A	4,993,134
105,208	Graco, Inc.	4,785,912
109,622	IDEX Corp.	4,785,000
203,708	Interline Brands, Inc. *	4,155,643
186,410	Knight Transportation, Inc.	3,588,393
85,834	MSC Industrial Direct Co., Inc.	5,877,054
163,256	Roadrunner Transportation Services Holdings, Inc. *	2,448,840
61,999	Sensata Technologies Holding NV - Class A *	2,153,225
62,845	Titan Machinery, Inc. *	1,586,836
219,927	UTi Worldwide, Inc.	4,451,322
15,404	Valmont Industries, Inc.	1,607,715
145,826	Waste Connections, Inc.	4,198,331
		44,631,405
Information Technology - 24.4%
37,279	ANSYS, Inc. *	2,020,149

335,056	Applied Micro Circuits Corp. *	3,477,881
100,404	CommVault Systems, Inc. *	4,004,112
220,995	DemandTec, Inc. *	2,908,294
19,949	FactSet Research Systems, Inc.	2,089,259
239,618	Genpact Limited *	3,469,669
112,135	Global Payments, Inc.	5,485,644
108,342	Informatica Corp. *	5,658,702
47,499	Interactive Intelligence, Inc. *	1,838,686
94,477	IntraLinks Holdings, Inc. *	2,526,315
137,912	Pegasystems, Inc.	5,232,380
62,379	Polycom, Inc. *	3,234,351
97,916	RightNow Technologies, Inc. *	3,064,771
42,930	Ultimate Software Group, Inc. *	2,522,138
196,276	Volterra Semiconductor Corp. *	4,873,533
		52,405,884
Materials - 1.4%
61,041	Rockwood Holdings, Inc. *	3,004,438
Telecommunication Services - 1.1%
41,201	Hughes Communications, Inc. *	2,458,464
Total Common Stocks (Cost $140,967,539)		203,411,666

Private Placements - 0.4%
8,000	Greenspring Global Partners IV-B, L.P. *^	808,643
Total Private Placements (Cost $799,668)		808,643

Short-Term Investments - 4.4%
Money Market Funds - 4.4%
9,453,142	Invesco Liquid Assets Portfolio, 0.16% #	9,453,142
Total Short-Term Investments (Cost $9,453,142)		9,453,142

Total Investments - 99.4% (Cost $151,220,349)		213,673,451
Other Assets in Excess of Liabilities - 0.6%		1,340,030
NET ASSETS - 100.0%		$215,013,481

	* Non-Income Producing
	# Variable rate security. Rate disclosed is as of March 31, 2011.
	^	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Security
		is considered illiquid. At March 31, 2011, the total market value of securities considered
		illiquid was $808,643 or 0.4% of net assets. Security is fair valued under supervision of the
		Board of Trustees and was acquired from February, 2008 to March, 2011 as part of a
		$2,000,000 capital commitment. At March 31, 2011, $799,668 of the capital
	commitment has been fufilled by the Fund.

	The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows+:

	Cost of investments	$153,493,641
	Gross unrealized appreciation	62,942,557
	Gross unrealized depreciation	(2,762,747)
	Net unrealized appreciation	$60,179,810

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

                                                       Summary of Fair Value Disclosure at March 31, 2011 (Unaudited)

The Brown Advisory Small-Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1— Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2— Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2011.

	Level 1	Level 2	Level 3
Common Stock	$203,411,666	$---	$---

Private Placements	$---	$---	$808,643

Short-Term Investments	$9,453,142	$---	$---

Total Investments	$212,864,808	$---	$808,643

Brown Cardinal Small Companies Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 89.4%
Consumer Discretionary - 12.8%
39,416	AFC Enterprises, Inc. *	$596,364
61,700	American Eagle Outfitters, Inc.	980,413
10,900	American Public Education, Inc. *	440,905
33,100	Ascena Retail Group, Inc. *	1,072,771
25,400	Helen of Troy Limited *	746,760
82,604	MDC Partners, Inc.	1,385,269
25,000	Six Flags Entertainment Corp.	1,799,999
36,307	Speedway Motorsports, Inc.	580,186
64,975	Stage Stores, Inc.	1,248,820
27,500	Valassis Communications, Inc. *	801,350
100,955	Wendy's/Arby's Group, Inc. - Class A	507,804
		10,160,641
Consumer Staples - 0.8%
9,700	Ralcorp Holdings, Inc. *	663,771
Energy - 5.8%
30,700	Oasis Petroleum, Inc. *	970,734
71,400	Resolute Energy Corp. *	1,295,196
19,000	Venoco, Inc. *	324,710
50,200	World Fuel Services Corp.	2,038,622
		4,629,262
Financials - 16.0%
18,339	Affiliated Managers Group, Inc. *	2,005,736
165,700	CapitalSource, Inc.	1,166,528
40,591	Cash America International, Inc.	1,869,216
143,100	Cypress Sharpridge Investments, Inc.	1,814,508
141,200	Hercules Technology Growth Capital, Inc.	1,553,200
132,677	Nelnet, Inc. - Class A	2,896,339
116,200	Northwest Bancshares, Inc.	1,457,148
		12,762,675
Health Care - 6.1%
35,598	Chemed Corp.	2,371,183
26,155	Teleflex, Inc.	1,516,467
22,400	West Pharmaceutical Services, Inc.	1,002,848
		4,890,498
Industrials - 22.9%
43,300	Atlas Air Worldwide Holdings, Inc. *	3,018,876
34,200	Brink's Co.	1,132,362
235,492	CBIZ, Inc. *	1,697,897
125,400	Dolan Media Co. *	1,522,356
59,400	GrafTech International Ltd. *	1,225,422
27,000	Insituform Technologies, Inc. *	722,250
80,300	Kaman Corp.	2,826,560
116,500	KAR Auction Services, Inc. *	1,787,110
110,000	R.R. Donnelley & Sons Co.	2,081,200
42,600	Teledyne Technologies, Inc. *	2,202,846
		18,216,879
Information Technology - 20.9%
23,700	ACI Worldwide, Inc. *	777,360
71,100	Acxiom Corp. *	1,020,285
31,600	Broadridge Financial Solutions, Inc.	717,004

7,900	Coherent, Inc. *	459,069
124,300	Convergys Corp. *	1,784,947
51,900	DG Fastchannel, Inc. *	1,672,218
191,500	Global Cash Access Holdings, Inc. *	626,205
63,100	InterActiveCorp. *	1,949,159
33,500	Interdigital, Inc.	1,598,285
85,104	j2 Global Communications, Inc. *	2,511,420
9,700	Kenexa Corp. *	267,623
37,368	Liquidity Services, Inc. *	667,392
73,775	Progress Software Corp. *	2,146,115
54,100	SRS Labs, Inc. *	462,014
		16,659,096
Materials - 4.1%
85,400	Silgan Holdings, Inc.	3,257,156
Total Common Stocks (Cost $47,288,474)		71,239,978

Real Estate Investment Trusts - 7.0%
28,002	Entertainment Properties Trust	1,311,054
52,200	Government Properties Income Trust	1,402,092
32,800	Hatteras Financial Corp.	922,336
84,400	Medical Properties Trust, Inc.	976,508
43,500	Starwood Property Trust, Inc.	970,050
Total Real Estate Investment Trusts (Cost $4,828,523)		5,582,040

Short-Term Investments - 3.7%
Money Market Funds - 3.7%
2,963,693	Invesco Liquid Assets Portfolio, 0.16% #	2,963,693
Total Short-Term Investments (Cost $2,963,693)		2,963,693

Total Investments - 100.1% (Cost $55,080,690)		79,785,711
Liabilities in Excess of Other Assets - (0.1)%		(102,601)
NET ASSETS - 100.0%		$79,683,110

	* Non-Income Producing
	# Variable rate security. Rate disclosed is as of March 31, 2011.

	The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows+:

	Cost of investments	$56,231,622
	Gross unrealized appreciation	25,212,776
	Gross unrealized depreciation	(1,658,687)
	Net unrealized appreciation	$23,554,089

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

                                                         Summary of Fair Value Disclosure at March 31, 2011 (Unaudited)

The Brown Cardinal Small Companies Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●Level 1— Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2— Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2011.

	Level 1	Level 2		Level 3
Common Stock	$71,239,978	$	---	$	---

Real Estate Investment Trusts	$5,582,040	$	---	$	---

Short-Term Investments	$2,963,693	$	---	$	---

Total Investments	$79,785,711	$	---	$	---

Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 87.7%
Consumer Discretionary - 16.5%
79,711	American Greetings Corp. - Class A	$1,881,179
51,606	Ann, Inc. *	1,502,251
41,408	Ascent Media Corp. *	2,022,781
47,766	Cato Corp. - Class A	1,170,267
70,734	GameStop Corp. - Class A *	1,592,929
55,174	Helen of Troy Limited *	1,622,116
192,991	Knology, Inc. *	2,491,514
28,071	Liberty Media-Starz *	2,178,310
		14,461,347
Consumer Staples - 2.7%
41,873	Casey's General Stores, Inc.	1,633,047
47,888	Spartan Stores, Inc.	708,264
		2,341,311
Energy - 12.4%
14,563	Dresser-Rand Group, Inc. *	780,868
56,692	Gulf Island Fabrication, Inc.	1,823,782
191,062	North American Energy Partners, Inc. *	2,355,794
13,984	Oceaneering International, Inc. *	1,250,869
137,650	Rignet, Inc. *	2,502,477
51,661	World Fuel Services Corp.	2,097,953
		10,811,743
Financials - 16.5%
25,352	Assurant, Inc.	976,306
22,777	Assured Guaranty, Ltd.	339,377
146,988	Capitol Federal Financial, Inc.	1,656,555
114,737	Cypress Sharpridge Investments, Inc.	1,454,865
2,036	Encore Bancshares, Inc. *	24,717
323,211	GFI Group, Inc.	1,622,519
20,704	Golub Capital BDC, Inc.	326,709
35,837	HCC Insurance Holdings, Inc.	1,122,056
129,105	Horizon Technology Finance Corp.	2,076,008
62,177	Newstar Financial, Inc. *	678,973
75,894	Pacific Premier Bancorp, Inc. *^	516,838
92,216	Susquehanna Bancshares, Inc.	862,220
74,791	Tower Bancorp, Inc.	1,667,091
47,632	Tower Group, Inc.	1,144,597
		14,468,831
Health Care - 3.5%
33,517	Amerigroup Corp. *	2,153,467
45,152	Immucor, Inc. *	893,107
		3,046,574
Industrials - 10.0%
80,312	Actuant Corp. - Class A	2,329,048
49,359	Brady Corp.	1,761,623
55,001	Brink's Co.	1,821,083
39,480	Sensata Technologies Holding NV - Class A *	1,371,140
20,420	Trimas Corp. *	439,030
49,199	UTi Worldwide, Inc.	995,788
		8,717,712

Information Technology - 16.4%
68,412	Broadridge Financial Solutions, Inc.	1,552,268
35,759	DST Systems, Inc.	1,888,790
92,518	Echostar Corp. - Class A *	3,501,806
21,153	Interactive Intelligence, Inc. *	818,833
38,398	MAXIMUS, Inc.	3,116,766
57,694	Measurement Specialties, Inc. *	1,965,058
82,302	Total System Services, Inc.	1,483,082
		14,326,603
Materials - 8.4%
116,967	KMG Chemicals, Inc.	2,299,571
69,339	Kraton Performance Polymers, Inc. *	2,652,217
59,099	LSB Industries, Inc. *	2,342,684
		7,294,472
Telecommunication Services - 1.3%
19,040	Hughes Communications, Inc. *	1,136,117
Total Common Stocks (Cost $59,127,551)		76,604,710

Real Estate Investment Trusts - 3.0%
41,776	Agree Realty Corp.	937,871
76,246	Starwood Property Trust, Inc.	1,700,286
Total Real Estate Investment Trusts (Cost $2,593,742)		2,638,157

Investment Companies - 2.8%
45,125	Ares Capital Corp.	762,613
263,463	MCG Capital Corp.	1,712,509
Total Investment Companies (Cost $2,098,275)		2,475,122

Short-Term Investments - 6.5%
Money Market Funds - 6.5%
5,637,047	Invesco Liquid Assets Portfolio, 0.16% #	5,637,047
Total Short-Term Investments (Cost $5,637,047)		5,637,047

Total Investments - 100.0% (Cost $69,456,615)		87,355,036
Liabilities in Excess of Other Assets - 0.0%		(12,800)
NET ASSETS - 100.0%		$87,342,236

	* Non-Income Producing
	# Variable rate security. Rate disclosed is as of March 31, 2011.
	^	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Security
	is considered illiquid. At March 31, 2011, the total market value of securities considered
	illiquid was $325,417 or 0.4% of net assets.

	The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows+:

	Cost of investments	$69,710,240
	Gross unrealized appreciation	18,182,350
	Gross unrealized depreciation	(537,554)
	Net unrealized appreciation	$17,644,796

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

                                                                           Summary of Fair Value Disclosure at March 31, 2011 (Unaudited)

The Brown Advisory Small-Cap Fundamental Value Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1— Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2— Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2011.

	Level 1	Level 2		Level 3
Common Stock	$76,604,710	$	---	$	---

Real Estate Investment Trusts	$2,638,157	$	---	$	---

Investment Companies	$2,475,122	$	---	$	---

Short-Term Investments	$5,637,047	$	---	$	---

Total Investments	$87,355,036	$	---	$	---

Brown Advisory Opportunity Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.7%
Consumer Discretionary - 16.6%
12,000	Ann, Inc. *	$349,319
14,450	Citi Trends, Inc. *	322,091
6,160	Coach, Inc.	320,566
5,420	Darden Restaurants, Inc.	266,285
6,760	Starbucks Corp.	249,782
11,250	Urban Outfitters, Inc. *	335,588
2,000	V.F. Corp. *	197,060
		2,040,691
Energy - 14.3%
3,000	Canadian Natural Resources, Ltd.	148,290
1,650	Diamond Offshore Drilling, Inc.	128,205
1,635	Dril-Quip, Inc. *	129,214
1,120	Exxon Mobil Corp.	94,226
2,900	FMC Technologies, Inc. *	273,992
1,475	Occidental Petroleum Corp.	154,123
6,475	Southwestern Energy Co. *	278,230
4,500	Total S.A. ADR	274,365
6,730	World Fuel Services Corp.	273,305
		1,753,950
Financials - 7.0%
1,540	Ace, Ltd.	99,638
11,375	American Express Co.	514,150
3,065	Bank of New York Mellon Corp.	91,552
3,445	Loews Corp.	148,445
		853,785
Health Care - 7.6%
4,595	athenahealth, Inc. *	207,372
5,580	Covance, Inc. *	305,338
3,725	Express Scripts, Inc. *	207,147
650	Intuitive Surgical, Inc. *	216,749
		936,606
Industrials - 13.1%
3,000	Fluor Corp.	220,980
6,860	Graco, Inc.	312,061
2,335	IDEX Corp.	101,923
25,000	Knight Transportation, Inc. *	481,250
6,000	Sensata Technologies Holding NV - Class A *	208,380
1,855	Stericycle, Inc. *	164,483
4,500	Titan Machinery, Inc. *	113,625
		1,602,702
Information Technology - 32.7%
4,800	Accenture PLC - Class A	263,856
1,600	Apple, Inc. *	557,520
14,000	Applied Micro Circuits Corp. *	145,320
3,410	Citrix Systems, Inc. *	250,499
18,550	Genpact Limited *	268,604
14,620	Lender Processing Services, Inc.	470,618
2,275	Mastercard, Inc. - Class A	572,662

2,850		MAXIMUS, Inc.	231,335
3,000		Measurement Specialties, Inc. *	102,180
6,500		Pegasystems, Inc.	246,610
9,650		QUALCOMM, Inc.	529,110
2,400		Trimble Navigation, Ltd. *	121,296
10,440		Volterra Semiconductor Corp. *	259,225
			4,018,835
Materials - 6.4%
5,125		Air Products & Chemicals, Inc.	462,173
3,800		Sherwin-Williams Co.	319,162
			781,335
Total Common Stocks (Cost $9,726,375)			11,987,904

Short-Term Investments - 0.6%
Money Market Funds - 0.6%
70,946		Invesco Liquid Assets Portfolio, 0.16% #	70,946
Total Short-Term Investments (Cost $70,946)			70,946

Total Investments - 98.3% (Cost $9,797,321)			12,058,850
Other Assets in Excess of Liabilities - 1.7%			204,469
NET ASSETS - 100.0%			$12,263,319

	*	Non-Income Producing
	ADR	American Depository Receipt
	#	Seven-day yield as of March 31, 2011.

	The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows+:

	Cost of investments		$9,886,396
	Gross unrealized appreciation		2,814,218
	Gross unrealized depreciation		(641,764)
	Net unrealized appreciation		$2,172,454

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

                                                        Summary of Fair Value Disclosure at March 31, 2011 (Unaudited)

The Brown Advisory Opportunity Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1—  Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2—  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2011.

	Level 1	Level 2		Level 3
Common Stock	$11,987,904	$	---	$	---

Short-Term Investments	$70,946	$	---	$	---

Total Investments	$12,058,850	$	---	$	---

Brown Advisory Maryland Bond Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 96.3%
General Obligation Bonds - 62.9%
475,000	Annapolis Maryland Public Improvement Callable 6/1/2019 @ 100 1	4.00%	06/01/2024	$490,737
565,000	Anne Arundel County Maryland Consolidated General Improvement	5.00%	03/01/2015	641,303
3,555,000	Anne Arundel County Maryland Consolidated General Improvement	5.00%	04/01/2016	4,095,715
950,000	Anne Arundel County Maryland Consolidated General Improvement	4.00%	04/01/2018	1,041,371
2,000,000	Anne Arundel County Maryland Consolidated General Improvements	3.00%	04/01/2013	2,093,640
900,000	Anne Arundel County Maryland Consolidated General Improvements Callable 4/1/2021 @ 100 1	5.00%	04/01/2022	1,018,197
1,350,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 3/1/2015 @ 100 1	5.00%	03/01/2017	1,505,385
1,060,000	Anne Arundel County Maryland Consolidated Water & Sewer	4.00%	04/01/2018	1,157,679
585,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 4/1/2019 @ 100 1	4.00%	04/01/2021	610,781
500,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 3/1/2017 @ 100 1	4.50%	03/01/2025	513,650
1,400,000	Baltimore County Maryland Consolidated Public Improvement Callable 9/1/2012 @ 100 1	5.00%	09/01/2013	1,484,168
900,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	09/01/2015	1,033,749
400,000	Baltimore County Maryland Consolidated Public Improvement Prerefunded 8/1/2012 @ 100 1	5.00%	08/01/2018	424,264
1,280,000	Baltimore County Maryland Consolidated Public Improvement AGM Insured Series A	5.00%	10/15/2015	1,462,605
2,000,000	Baltimore County Maryland Metropolitan District	5.00%	08/01/2016	2,323,800
1,505,000	Baltimore County Maryland Metropolitan District	4.00%	08/01/2018	1,656,313
1,450,000	Baltimore County Maryland Metropolitan District 71st Issue, Callable 2/1/2018 @ 100 1	5.00%	02/01/2020	1,628,205
2,000,000	Baltimore County Maryland Pension Funding	5.00%	08/01/2013	2,201,120
3,330,000	Baltimore County Maryland Refunding Metropolitan District Callable 9/01/2012 @ 100 1	5.00%	09/01/2013	3,530,199
265,000	Baltimore Maryland Consolidated Public Improvement	4.00%	10/15/2012	278,698
250,000	Baltimore Maryland Consolidated Public Improvement	5.00%	10/15/2015	284,493
440,000	Baltimore Maryland Consolidated Public Improvement NATL-RE Insured Series A	5.00%	10/15/2014	495,119
250,000	Caroline County Maryland Public Improvement Callable 11/1/2016 @ 100 XLCA Insured 1	4.00%	11/01/2020	252,625
2,540,000	Carroll County Maryland Consolidated Public Improvement	4.00%	11/01/2013	2,749,016
1,000,000	Carroll County Maryland Consolidated Public Improvement Callable 11/1/2018 @ 100	4.50%	11/01/2023	1,054,620
1,000,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	5.00%	11/01/2015	1,152,440
500,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	4.00%	12/01/2015	554,720
900,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series A	3.00%	02/01/2013	939,591
1,100,000	Charles County Maryland County Commissioners Consolidated Public Improvement	5.00%	03/01/2014	1,226,599
1,930,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series A	5.00%	02/01/2015	2,187,713
1,005,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2015 @ 100	4.25%	03/01/2016	1,095,118
250,000	Charles County Maryland County Commissioners Consolidated Public Improvement	5.00%	03/01/2016	286,653
290,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2015 @ 100 1	4.25%	03/01/2017	311,860
500,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2017 @ 100 NATL-RE Insured 1	4.00%	03/01/2020	526,690
305,000	Cumberland Maryland Public Improvement Assured Guaranty Insured	5.00%	09/01/2017	345,705
470,000	Cumberland Maryland Public Improvement Assured Guaranty Insured	5.00%	09/01/2018	530,014
570,000	Easton Maryland Public Facilities Assured Guaranty Insured	4.25%	12/01/2012	604,987
2,000,000	Frederick County Maryland Consolidated Public Improvement Series A	4.00%	02/01/2016	2,199,640
200,000	Frederick County Maryland Public Facilities	5.00%	08/01/2014	225,458
250,000	Frederick County Maryland Public Facilities Callable 8/1/2015 @ 100 1	5.00%	08/01/2016	282,620
1,000,000	Frederick County Maryland Public Facilities Callable 12/1/2015 @ 100	5.00%	12/01/2017	1,158,190
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/2018	587,940

1,450,000	Frederick County Maryland Public Facilities Prerefunded 11/1/2012 @ 101	5.00%	11/01/2020	1,567,175
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/2021	585,025
500,000	Frederick County Maryland Refunding Series C	4.00%	12/01/2013	541,435
375,000	Frederick County Maryland Special Obligation Urbana Community Development Authority A	4.00%	07/01/2017	383,543
300,000	Harford County Maryland Callable 7/15/2015 @ 100 1	5.00%	07/15/2022	319,533
500,000	Howard County Maryland Consolidated Public Improvement Series A	5.00%	02/15/2017	579,370
1,000,000	Howard County Maryland Consolidated Public Improvement Series A	5.00%	02/15/2017	1,158,740
2,000,000	Howard County Maryland Consolidated Public Improvement Project Series A, Unrefunded Balance Callable 2/15/2012 @ 100 1	5.25%	08/15/2012	2,084,060
685,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/2014	774,119
2,000,000	Howard County Maryland Consolidated Public Improvement Project Series A	4.00%	04/15/2015	2,200,100
300,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/2015	344,271
1,660,000	Howard County Maryland Consolidated Public Improvement Project Series A	4.00%	04/15/2016	1,835,744
210,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series MM-2	3.00%	11/01/2015	223,037
430,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series LL-2	3.00%	11/01/2016	454,777
210,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series MM-2	3.00%	11/01/2016	222,100
725,000	Maryland State & Local Facilities 2nd Series A	4.00%	08/01/2016	803,728
220,000	Maryland State & Local Facilities Loan 2nd Series	5.00%	08/01/2012	233,413
500,000	Maryland State & Local Facilities Loan 2nd Series	5.00%	08/01/2013	549,670
300,000	Maryland State & Local Facilities Loan 2nd Series, Callable 8/1/2013 @ 100 1	5.00%	08/01/2014	327,648
500,000	Maryland State & Local Facilities Loan 1st Series, Callable 8/1/2014 @ 100 1	5.00%	08/01/2015	557,460
500,000	Maryland State & Local Facilities Loan 2nd Series A	5.00%	08/01/2015	573,325
665,000	Maryland State & Local Facilities Loan 2nd Series A, Callable 8/1/2015 @ 100 1	5.00%	08/01/2017	765,847
1,000,000	Maryland State & Local Facilities Loan 2nd Series, Callable 8/1/2017 @ 100 1	5.00%	08/01/2018	1,142,980
2,750,000	Maryland State & Local Facilities Loan 1st Series, Callable 3/15/2017 @ 100 1	5.00%	03/15/2019	3,085,637
2,210,000	Maryland State & Local Facilities Loan Capital Improvement Series A	5.50%	08/01/2013	2,455,066
125,000	Maryland State & Local Facilities Loan Capital Improvement 1st Series A	5.25%	03/01/2015	143,170
100,000	Montgomery County Maryland - Housing Opportunity Commission FHA VA Insured Series A	3.45%	07/01/2011	100,646
200,000	Montgomery County Maryland - Housing Opportunity Commission Housing Development Multi-Family Revenue Series A, Callable 7/1/2010 @ 100 1	5.40%	07/01/2011	200,718
565,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2014	637,908
1,975,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/2015	2,252,152
500,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2015	573,325
500,000	Montgomery County Maryland Consolidated Public Improvement Seires A, Callable 9/1/2014 @ 100 1	5.00%	09/01/2015	558,600
1,745,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/2016	2,014,969
2,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2016	2,318,280
500,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 4/1/2014 @ 100 1	5.00%	04/01/2017	560,070
1,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2017	1,164,210
2,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2017	2,328,419
1,700,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 5/1/2017 @ 100 1	5.00%	05/01/2018	1,995,936
1,500,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 8/1/2020 @ 100 1	4.00%	08/01/2021	1,581,600
345,000	Prince Georges County Maryland Consolidated Public Improvement Series A	5.00%	07/15/2012	365,365
1,790,000	Prince Georges County Maryland Consolidated Public Improvement	5.00%	09/15/2014	2,025,600
750,000	Prince Georges County Maryland Consolidated Public Improvement Series A	5.00%	07/15/2015	858,525
1,945,000	Prince Georges County Maryland Consolidated Public Improvement	4.00%	09/15/2016	2,156,033
2,860,000	Prince Georges County Maryland Consolidated Public Improvement Series A	4.00%	09/15/2018	3,132,586
565,000	Washington County Maryland Public Improvement	4.50%	01/01/2015	628,433
640,000	Washington County Maryland Public Improvement	4.00%	01/01/2018	701,146
230,000	Washington Suburban Sanitation District - General Construction	4.25%	06/01/2012	240,368
1,630,000	Washington Suburban Sanitation District - General Construction Callable 6/1/2013 @ 100 1	4.00%	06/01/2014	1,734,353
1,500,000	Washington Suburban Sanitation District - General Construction Callable 6/1/2014 @ 100 1	4.00%	06/01/2015	1,617,360
210,000	Washington Suburban Sanitation District - Sewage Disposal	4.00%	06/01/2014	229,553
255,000	Washington Suburban Sanitation District - Water Supply	5.00%	06/01/2012	268,719
1,500,000	Washington Suburban Sanitation District Consolidated Public Improvement	5.00%	06/01/2015	1,713,735
1,500,000	Washington Suburban Sanitation District Consolidated Public Improvement	5.00%	06/01/2016	1,734,240
2,305,000	Washington Suburban Sanitation District Consolidated Public Improvement Callable 6/1/2018 @ 100 1	3.75%	06/01/2021	2,370,346

560,000	Wicomico County Maryland AGM Insured	3.00%	12/01/2013	589,092
1,330,000	Wicomico County Maryland AGM Insured	3.00%	12/01/2014	1,407,739
1,115,000	Worcester County Maryland - Consolidated Public Improvement Project	5.00%	03/01/2013	1,208,326
1,000,000	Worcester County Maryland Public Improvement	5.00%	10/01/2016	1,162,020
500,000	Worcester County Maryland Public Improvement	5.00%	10/01/2017	582,980
				113,167,715
Revenue Bonds - 33.4%
725,000	Baltimore County Maryland Catholic Health Initiatives Series A, Callable 9/1/2016 @ 100 1	5.00%	09/01/2019	787,531
200,000	Baltimore County Maryland Certificates of Participation - Equipment Acquisition Program	5.00%	08/01/2016	226,952
1,250,000	Baltimore Maryland Revenue Refunding Water Project Series A 1	5.50%	07/01/2026	1,329,325
120,000	Baltimore Maryland Wastewater Project Series C	3.00%	07/01/2012	123,604
390,000	Baltimore Maryland Wastewater Project Series C	3.00%	07/01/2013	407,885
360,000	Baltimore Maryland Wastewater Project Series A, Callable 7/1/2018 @ 100 AGM Insured 1	5.00%	07/01/2020	400,018
1,000,000	Baltimore Maryland Wastewater Project Series C, Callable 7/1/2016 @ 100 AMBAC Insured 1	5.00%	07/01/2021	1,073,550
200,000	Maryland State Community Development Administration - Residential Program Series E	3.80%	09/01/2013	209,300
500,000	Maryland State Community Development Administration - Residential Program Series G	4.10%	09/01/2014	529,455
1,000,000	Maryland State Community Development Administration - Residential Program Series C	3.85%	09/01/2015	1,034,900
455,000	Maryland State Department of Transportation	5.00%	05/01/2012	477,627
1,050,000	Maryland State Department of Transportation 2nd Issue	4.00%	06/01/2013	1,122,891
1,000,000	Maryland State Department of Transportation	5.25%	12/15/2014	1,143,910
1,300,000	Maryland State Department of Transportation	5.25%	12/15/2016	1,522,338
1,325,000	Maryland State Department of Transportation	5.00%	02/15/2017	1,522,702
500,000	Maryland State Department of Transportation Callable 2/15/2016 @ 100 1	4.25%	02/15/2018	537,490
500,000	Maryland State Department of Transportation Callable 5/15/2017 @ 100 1	4.00%	05/15/2020	521,585
700,000	Maryland State Department of Transportation 2nd Issue, Callable 9/1/2018 @ 100 1	4.00%	09/01/2021	722,904
500,000	Maryland State Economic Development Corporation - Maryland Department of Transportation Headquarters Callable 6/1/2012 @ 100.5 1	5.00%	06/01/2015	528,410
290,000	Maryland State Economic Development Corporation - University of Maryland College Park Project Callable 7/1/2011 @ 100 AMBAC Insured 1	5.38%	07/01/2012	293,596
500,000	Maryland State Economic Development Corporation - University of Maryland College Park Project Callable 6/1/2016 @ 100 CIFG Insured 1	5.00%	06/01/2022	487,445
245,000	Maryland State Economic Development Corporation - University of Maryland/Baltimore Series A	4.50%	10/01/2011	241,982
235,000	Maryland State Economic Development Corporation Economic Development Revenue Lutheran World Relief/Refugee Callable 4/1/2017 @ 100 1	5.25%	04/01/2019	241,072
500,000	Maryland State Health & Higher Educational Facilities - Adventist Health Care Series A, Callable 1/1/2013 @ 101 1	5.00%	01/01/2014	519,470
400,000	Maryland State Health & Higher Educational Facilities - Anne Arundel Health System, Inc.	4.00%	07/01/2014	420,140
385,000	Maryland State Health & Higher Educational Facilities - Anne Arundel Health System, Inc.	4.00%	07/01/2016	400,708
500,000	Maryland State Health & Higher Educational Facilities - Board of Child Care	4.50%	07/01/2012	518,245
450,000	Maryland State Health & Higher Educational Facilities - Bullis School Callable 1/1/2011 @ 101 AGM Insured 1	5.00%	07/01/2013	455,828
100,000	Maryland State Health & Higher Educational Facilities - Bullis School Callable 1/1/2011 @ 101 AGM Insured 1	5.00%	07/01/2015	101,223
500,000	Maryland State Health & Higher Educational Facilities - Carroll County General Hospital Callable 7/1/2012 @ 100 1	5.00%	07/01/2013	516,710
1,395,000	Maryland State Health & Higher Educational Facilities - Charlestown Community Project	5.00%	01/01/2018	1,444,159
270,000	Maryland State Health & Higher Educational Facilities - Edenwald Series A	4.80%	01/01/2012	269,587
450,000	Maryland State Health & Higher Educational Facilities - Frederick Memorial Hospital	4.20%	07/01/2011	452,669
250,000	Maryland State Health & Higher Educational Facilities - Goucher College Callable 7/1/2014 @ 100 1	4.50%	07/01/2019	254,908
500,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2011 @ 100 1	5.00%	07/01/2020	500,225
1,995,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center	5.00%	07/01/2021	2,013,971
1,000,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2021 @ 100 1	5.00%	07/01/2023	984,630
575,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2021 @ 100 1	5.25%	07/01/2024	571,700

250,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2021 @ 100 1	5.25%	07/01/2025	245,310
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Mandatory Tender 11/15/2011 @ 100 #	5.00%	05/15/2042	257,043
950,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Mandatory Tender 5/15/2013 @ 100 #	5.00%	05/15/2046	1,022,932
350,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Series B #	4.30%	05/15/2048	377,815
900,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital	5.00%	05/15/2011	905,076
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital Callabe 5/15/2011 @ 100 1	4.60%	05/15/2014	501,735
100,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital Callable 5/15/2011 @ 100 1	4.70%	05/15/2015	100,300
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A, Callable 7/1/2011 @ 100 1	5.00%	07/01/2012	252,788
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A, Callable 7/1/2011 @ 100 1	5.00%	07/01/2013	252,755
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/2013	272,688
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/2018	571,385
535,000	Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute Callable 4/5/2010 @ 100 1	5.30%	07/01/2012	536,150
200,000	Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute	4.38%	07/01/2013	204,922
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/2017	531,785
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Series A, Prerefunded 7/1/2014 @ 100 1	4.00%	07/01/2017	542,070
250,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2017 @ 100 1	5.00%	07/01/2018	260,460
100,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2021 @ 100 1	6.00%	07/01/2022	107,520
520,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2021 @ 100 1	5.25%	07/01/2024	515,549
250,000	Maryland State Health & Higher Educational Facilities - Medstar Health	4.38%	08/15/2013	259,705
1,000,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2021 @ 100 1	6.00%	07/01/2025	995,160
1,130,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2021 @ 100 1	6.25%	07/01/2031	1,109,513
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Series A, Callable 7/1/2017 @ 100 1	5.00%	07/01/2026	177,522
135,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Series A, Callable 7/1/2017 @ 100 1	5.00%	07/01/2027	118,672
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Callable 7/1/2017 @ 100 1	4.50%	07/01/2035	160,386
1,000,000	Maryland State Health & Higher Educational Facilities - Peninsula Regional Medical Center Callable 7/1/2016 @ 100 1	5.00%	07/01/2026	942,350
260,000	Maryland State Health & Higher Educational Facilities - University Maryland Medical System Series F	5.00%	07/01/2018	273,367
515,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	5.00%	07/01/2012	527,705
965,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	4.00%	07/01/2015	1,014,225
500,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	4.00%	07/01/2015	522,845
1,000,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Callable 7/1/2012 @ 100 1	6.00%	07/01/2022	1,069,030
500,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Callable 7/1/2018 @ 100 AMBAC Insured 1	5.50%	07/01/2024	522,580
400,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System AMBAC Insured	4.00%	07/01/2013	420,088
250,000	Maryland State Health & Higher Educational Facilities - Washington Christian Academy Callable 1/1/2017 @ 100 1	5.25%	07/01/2018	99,938
240,000	Maryland State Health & Higher Educational Facilities - Western Medical Health Series A, Callable 7/1/2016 @ 100 NATL-RE FHA 242 Insured 1	5.00%	01/01/2025	240,146
500,000	Maryland State Industrial Development Financing Authority - National Aquarium Baltimore Facility Series B, Callable 11/1/2012 @ 100 1	4.50%	11/01/2014	519,505
750,000	Maryland State Transportation Authority Series A	3.00%	07/01/2016	788,145
990,000	Maryland State Transportation Authority Series A	5.00%	07/01/2018	1,134,134
570,000	Maryland State Transportation Authority Callable 7/1/2018 @ 100 1	5.00%	07/01/2021	628,134
200,000	Maryland State Transportation Authority Grant & Revenue	5.00%	03/01/2015	226,790

500,000		Maryland State Transportation Authority Grant & Revenue Callable 3/1/2017 @ 100	5.00%	03/01/2019	558,255
1,000,000		Maryland State Transportation Authority Grant & Revenue	5.25%	03/01/2019	1,169,300
500,000		Maryland State Transportation Authority Grant & Revenue Callable 3/1/2017 @ 100 1	4.00%	03/01/2019	531,205
970,000		Maryland State Transportation Authority Transportation Facilities Project 2009A, Callable 7/1/2019 @ 100 1	5.00%	07/01/2022	1,066,137
1,715,000		Maryland State Water Quality Financing	5.00%	03/01/2015	1,927,093
500,000		Maryland State Water Quality Financing Series A	5.00%	09/01/2015	574,070
265,000		Maryland State Water Quality Financing - Administrative Revlolving Loan Fund Series A, Callable 3/1/2018 @ 100 1	5.00%	03/01/2019	302,031
500,000		Maryland State Water Quality Financing - Administrative Revolving Loan Fund	5.00%	03/01/2017	569,170
350,000		Maryland State Water Quality Financing - Administrative Revolving Loan Fund	5.00%	03/01/2018	397,611
300,000		Maryland State Water Quality Financing - Administrative Revolving Loan Fund Callable 3/1/2018 @ 100 1	4.00%	03/01/2019	315,216
400,000		Queen Annes County Maryland - Public Facilities Callable 11/15/2015 @ 100 NATL-RE Insured 1	5.00%	11/15/2017	444,676
2,000,000		University of Maryland System Auxiliary Series A	4.00%	04/01/2014	2,177,519
425,000		University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.50%	10/01/2012	444,520
500,000		University of Maryland System Auxiliary Facility & Tuition Revenue Series A	5.00%	04/01/2013	543,150
1,000,000		University of Maryland System Auxiliary Facility & Tuition Revenue Series D	3.00%	04/01/2015	1,058,620
500,000		University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.75%	10/01/2015	546,725
500,000		University of Maryland System Auxiliary Facility & Tuition Revenue Series B	4.00%	10/01/2016	553,760
250,000		University of Maryland System Auxiliary Facility & Tuition Revenue Series A, Callable 10/1/2016 @ 100 1	5.00%	10/01/2019	275,738
510,000		University of Maryland System Auxiliary Facility & Tuition Revenue Series A, Prerefunded 4/1/2012 @ 100	5.13%	04/01/2021	534,317
500,000		University of Mayrland System Auxiliary Facility & Tuition Revenue Series A, Callable 4/1/2017 @ 100 1	4.00%	04/01/2020	523,630
100,000		University or Maryland System Auxiliary Facility & Tuition Revenue Series A, Callable 10/1/2016 @ 100 1	5.00%	10/01/2022	107,482
940,000		Washington County Maryland - Public Improvement Callable 7/1/2017 @ 100 AMBAC Insured 1	4.25%	07/01/2022	980,834
500,000		Westminster Maryland Educational Facilities Revenue - McDaniel College, Inc. Callable 11/1/2016 @ 100 1	4.38%	11/01/2024	459,010
					60,178,937
Total Municipal Bonds (Cost $169,057,823)					173,346,652

Shares
Short-Term Investments - 2.9%
Money Market Funds - 2.9%
5,143,415		Fidelity Institutional Money Market Tax Exempt, 0.06% *			5,143,415
Total Short-Term Investments (Cost $5,143,415)					5,143,415

Total Investments - 99.2% (Cost $174,201,238)					178,490,067
Other Assets in Excess of Liabilities - 0.8%					1,471,507
TOTAL NET ASSETS - 100.0%					$179,961,574

	1	Continuously callable with 30 days notice.
	#	Variable rate security. Rate disclosed is as of March 31, 2011.
	*	Seven-day yield as of March 31, 2011.

	The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows+:

	Cost of investments				$174,201,238
	Gross unrealized appreciation				4,900,923
	Gross unrealized depreciation				(612,094)
	Net unrealized appreciation				$4,288,829

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

                                                                                               Summary of Fair Value Disclosure at March 31, 2011 (Unaudited)

The Brown Advisory Maryland Bond Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1— Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2— Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
●Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2011.

	Level 1	Level 2	Level 3
Municipal Bonds	$---	$173,346,652	$---

Short-Term Investments	$5,143,415	$---	$---

Total Investments	$5,143,415	$173,346,652	$---

Brown Advisory Intermediate Income Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 23.5%
2,750,000	America Movil SAB de CV	5.50%	03/01/2014	$3,006,748
2,500,000	American Express Co.	7.00%	03/19/2018	2,925,923
3,500,000	Bank of America Corp. #	4.00%	03/23/2017	3,438,172
2,750,000	Barrick North America Finance LLC	6.80%	09/15/2018	3,278,732
2,735,000	Berkshire Hathaway, Inc.	3.20%	02/11/2015	2,817,849
2,680,000	Charles Schwab Corp.	4.95%	06/01/2014	2,914,236
2,500,000	Comcast Corp.	6.50%	01/15/2017	2,850,365
2,750,000	Consolidated Natural Gas Co., Series A	5.00%	12/01/2014	3,010,235
3,000,000	General Electric Capital Corp., Series A	3.75%	11/14/2014	3,128,310
2,915,000	Goldman Sachs Group, Inc. #	1.31%	02/07/2014	2,938,644
2,750,000	GTE Corp.	6.84%	04/15/2018	3,182,567
2,750,000	Home Depot, Inc. 1	4.40%	04/01/2021	2,751,089
2,750,000	ICI Wilmington, Inc.	5.63%	12/01/2013	2,973,718
2,750,000	JP Morgan Chase & Co. #	1.10%	01/24/2014	2,767,489
2,335,000	Manufacturers & Traders Trust Co. # 1	1.80%	04/01/2013	2,333,863
2,500,000	Morgan Stanley	6.63%	04/01/2018	2,751,665
2,820,000	ONEOK Partners LP	6.15%	10/01/2016	3,184,838
2,500,000	Potash Corp. Of Saskatchewan, Inc.	5.25%	05/15/2014	2,726,753
2,000,000	PPL Energy Supply LLC	6.50%	05/01/2018	2,236,196
2,607,000	Spectra Energy Capital LLC, Series B	6.75%	07/15/2018	2,871,848
2,500,000	Starbucks Corp.	6.25%	08/15/2017	2,824,375
2,630,000	W.R. Berkley Corp.	6.15%	08/15/2019	2,771,047
Total Corporate Bonds & Notes (Cost $59,972,536)				63,684,662

Municipal Bonds - 5.0%
1,000,000	District of Columbia Income Tax Secured Revenue Bonds, Series 2010F	4.71%	12/01/2022	1,021,470
910,000	Los Angeles County Metropolitan Transportation Authority Measure R Senior Sales Tax Revenue Bond, Series 2010-A	4.28%	06/01/2021	880,798
3,000,000	New York City Transitional Taxable-Future Tax Subordinated Series	1.50%	05/01/2013	3,005,490
3,000,000	Ohio State Major New Infrastructure Project Revenue Bond, Series 2010-4	4.84%	12/15/2019	2,969,190
2,750,000	Pennsylvania State Taxable - Third Series B	4.05%	07/15/2019	2,757,535
2,750,000	Port Authority New York & New Jersey Consolidated One Hundred Fifty Seventh	5.31%	12/01/2019	2,875,758
Total Municipal Bonds (Cost $13,508,834)				13,510,241

U.S. Government Agency Obligations - 50.5%
FHLB Notes - 3.8%
5,000,000	FHLB	1.38%	06/08/2012	5,054,755
5,000,000	FHLB	3.13%	12/13/2013	5,232,025
				10,286,780
Mortgage Backed Securities - 46.7%
114,128	Commercial Mortgage Pass-Through Certificates, Series 2005-C6-A2	5.00%	06/10/2044	116,990
9,160,232	FHLMC PC, Pool # G13876	4.00%	07/01/2025	9,433,607
6,988,607	FHLMC PC, Pool # J09470	4.50%	04/01/2024	7,333,470
985,714	FHLMC, Pool # 1B0889 #	4.52%	05/01/2033	1,027,072
824,612	FHLMC, Pool # 1J0203 #	5.17%	04/01/2035	857,944
900,965	FHLMC, Pool # A40782	5.00%	12/01/2035	945,052
1,754,960	FHLMC, Pool # A87434	5.00%	07/01/2039	1,842,700
12,530	FHLMC, Pool # C00210	8.00%	01/01/2023	14,700
1,102,037	FHLMC, Pool # C90993	5.50%	10/01/2026	1,195,303
628,900	FHLMC, Pool # E93051	5.50%	12/01/2017	681,240
382	FHLMC, Pool # G10543	6.00%	06/01/2011	384
10,522	FHLMC, Pool # G10682	7.50%	06/01/2012	10,748
9,666	FHLMC, Pool # G10690	7.00%	07/01/2012	10,021
2,135,515	FHLMC, Pool # G11649	4.50%	02/01/2020	2,256,912
5,270,834	FHLMC, Pool # G18309	4.50%	05/01/2024	5,530,932
2,125,354	FHLMC, Pool # G30412	6.00%	03/01/2028	2,311,615
410,326	FHLMC, Pool # M80931	5.50%	08/01/2011	420,316
867,853	FHLMC REMIC, Series 2782	4.00%	11/15/2033	911,139
2,253,444	FHLMC REMIC, Series R005-VA	5.50%	03/15/2016	2,402,284

7,000,000		FNMA	4.88%	12/15/2016	7,805,595
165,403		FNMA, Pool # 254089	6.00%	12/01/2016	180,470
768,323		FNMA, Pool # 255276	4.00%	06/01/2011	781,685
2,127,304		FNMA, Pool # 256752	6.00%	06/01/2027	2,316,396
2,066,172		FNMA, Pool # 257048	6.00%	01/01/2028	2,249,829
26,821		FNMA, Pool # 409589	9.50%	11/01/2015	30,250
70,676		FNMA, Pool # 433646	6.00%	10/01/2013	76,981
67,289		FNMA, Pool # 539082	7.00%	08/01/2028	77,722
112,479		FNMA, Pool # 625536	6.00%	01/01/2032	123,865
88,351		FNMA, Pool # 628837	6.50%	03/01/2032	99,959
502,983		FNMA, Pool # 663238	5.50%	09/01/2032	542,015
651,482		FNMA, Pool # 725544	5.50%	12/01/2017	706,719
133,707		FNMA, Pool # 741373 #	2.70%	12/01/2033	140,396
142,249		FNMA, Pool # 744805 #	4.27%	11/01/2033	147,885
252,634		FNMA, Pool # 764342 #	1.90%	02/01/2034	262,803
1,170,821		FNMA, Pool # 768005	4.00%	09/01/2013	1,197,457
457,705		FNMA, Pool # 805440	7.00%	11/01/2034	525,304
2,557,421		FNMA, Pool # 831413	5.50%	04/01/2036	2,743,093
1,010,146		FNMA, Pool # 842239	5.00%	09/01/2020	1,048,880
679,582		FNMA, Pool # 848817	5.00%	01/01/2036	715,304
1,270,001		FNMA, Pool # 866920 #	5.38%	02/01/2036	1,329,750
3,375,880		FNMA, Pool # 888218	5.00%	03/01/2037	3,542,781
1,700,339		FNMA, Pool # 889584	5.50%	01/01/2037	1,827,505
1,568,784		FNMA, Pool # 944581	5.00%	07/01/2022	1,669,641
3,338,358		FNMA, Pool # 981257	5.00%	05/01/2023	3,549,850
8,529,202		FNMA, Pool # AA7001	5.00%	06/01/2039	8,961,543
8,329,039		FNMA, Pool # AA7686	4.50%	06/01/2039	8,506,261
6,218,792		FNMA, Pool # AA8753	5.00%	06/01/2039	6,534,019
7,773,434		FNMA, Pool # AC4824 #	3.61%	10/01/2039	8,062,100
10,878,265		FNMA, Pool # AH3431	3.50%	01/01/2026	10,925,548
5,768,641		FNMA, Pool # MA0073	4.50%	05/01/2029	5,968,899
41,852		GNMA, Pool # 487110	6.50%	04/15/2029	47,404
7,605		GNMA, Pool # 571166	7.00%	08/15/2031	8,813
95,638		GNMA, Pool # 781186	9.00%	06/15/2030	115,189
448,963		GNMA, Pool # 781450	5.00%	06/15/2017	479,890
3,180,165		GNMA, Series 2008-1-PA	4.50%	12/20/2036	3,323,242
3,000,000		GNMA REMIC Trust, Series 2010-124	2.79%	12/15/2016	2,904,485
					126,831,957
Total U.S. Government Agency Obligations (Cost $134,309,065)					137,118,737

U.S. Treasury Securities - 17.0%
12,000,000		U.S. Treasury Note	4.25%	08/15/2015	13,172,820
15,243,000		United States Treasury Inflation Indexed Bonds	0.50%	04/15/2015	15,840,815
15,147,000		United States Treasury Inflation Indexed Bonds	1.25%	07/15/2020	15,664,134
5,500,000		United States Treasury STRIPS	0.00%	11/15/2039	1,380,214
Total U.S. Treasury Securities (Cost $44,748,811)					46,057,983

Short-Term Investments - 5.2%
Money Market Funds - 1.9%
5,212,641		Invesco Liquid Assets Portfolio, 0.16% *			5,212,641
U.S. Treasury Bills - 3.3%
9,000,000		United States Treasury Bills			8,999,400
Total Short-Term Investments (Cost $14,212,041)					14,212,041

Total Investments - 101.2% (Cost $266,751,287)					274,583,664
Liabilities in Excess of Other Assets - (1.2)%					(3,136,902)
NET ASSETS - 100.0%					$271,446,762

	#	Variable rate security. Rate disclosed is as of March 31, 2011.
	1	Continuously callable with 30 days notice.
	*	Seven-day yield as of March 31, 2011.

	The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows+:

	Cost of investments				$266,751,325
	Gross unrealized appreciation				8,480,108
	Gross unrealized depreciation				(647,769)
	Net unrealized appreciation				$7,832,339

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

                                                                                      Summary of Fair Value Disclosure at March 31, 2011 (Unaudited)

The Brown Advisory Intermediate Income Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1— Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2— Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
●Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2011.

	Level 1		Level 2	Level 3
Corporate Bonds & Notes	$	---	$63,684,662	$	---

Municipal Bonds	$	---	$13,510,241	$	---

U.S. Government Agency Obligations	$	---	$137,118,737	$	---

U.S. Treasury Securities	$	---	$46,057,983	$	---

Short-Term Investments		$5,212,641	$8,999,400	$	---

Total Investments		$5,212,641	$269,371,023	$	---

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/Eric W. Falkeis
                                                   Eric W. Falkeis, President

Date May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Eric W. Falkeis
    Eric W. Falkeis, President

Date May 27, 2011

By (Signature and Title)* /s/Patrick J. Rudnick
                                                    Patrick J. Rudnick, Treasurer

Date May 22, 2011

* Print the name and title of each signing officer under his or her signature.